Interest Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Supplemental Income Statement Elements [Abstract]
Interest expense and amortization cost of bonds	$ 26,657	¥ 172,677	¥ 130,355	¥ 69,785
Interest expense on bank and other borrowings	8,551	55,391	66,699	43,839
Interest expense on capital lease	8,828	57,189	40,849	31,863
Total interest costs	44,036	285,257	237,903	145,487
Less: Total interest costs capitalized	(1,709)	(11,073)	(5,883)	(8,712)
Interest expense, net	$ 42,327	¥ 274,184	¥ 232,020	¥ 136,775